Organization and Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization and Operations [Abstract]
Organization and Operations

Note 1 – Organization and Operations

Creatd, Inc., formerly Jerrick Media Holdings, Inc. (the “Company” or “Creatd”), is a technology company focused on providing economic opportunities for creators, which it accomplishes through its four main business pillars: Vocal, OG Collection, Inc., and Flyte, Inc. Vocal delivers a robust long-form, digital publishing platform organized into highly engaged niche-communities capable of hosting all forms of rich media content. Through Creatd’s proprietary algorithm dynamics, Vocal enhances the visibility of content and maximizes viewership, providing advertisers access to target markets that most closely match their interests. OG Collection, Inc. leverages Creatd’s digital and physical media assets to develop and monetize intellectual property, including photography, film, and historical archives, often through publishing, licensing, and brand development. Flyte, Inc. is a private aviation business that operates both charter and brokered flights, supported by proprietary technology that facilitates seamless booking and optimized aircraft utilization, with a focus on premium short-hop routes and high-margin clientele.

The Company was originally incorporated under the laws of the State of Nevada on December 30, 1999, under the name LILM, Inc. The Company changed its name on December 3, 2013, to Great Plains Holdings, Inc. (“GTPH”) as part of its plan to diversify its business.

On February 5, 2016 (the “Closing Date”), GTPH, GPH Merger Sub, Inc., a Nevada corporation and wholly-owned subsidiary of GTPH (“Merger Sub”), and Jerrick Ventures, Inc., a privately-held Nevada corporation headquartered in New Jersey (“Jerrick”), entered into an Agreement and Plan of Merger (the “Merger”) pursuant to which the Merger Sub was merged with and into Jerrick, with Jerrick surviving as a wholly-owned subsidiary of GTPH (the “Merger”). GTPH acquired, pursuant to the Merger, all of the outstanding capital stock of Jerrick in exchange for issuing Jerrick’s shareholders (the “Jerrick Shareholders”), pro-rata, a total of 950 shares of GTPH’s common stock. In connection therewith, GTPH acquired 33,415 shares of Jerrick’s Series A Convertible Preferred Stock (the “Jerrick Series A Preferred”) and 8,064 shares of Series B Convertible Preferred Stock (the “Jerrick Series B Preferred”).

In connection with the Merger, on the Closing Date, GTPH and Kent Campbell entered into a Spin-Off Agreement (the “Spin-Off Agreement”), pursuant to which Mr. Campbell purchased from GTPH (i) all of GTPH’s interest in Ashland Holdings, LLC, a Florida limited liability company, and (ii) all of GTPH’s interest in Lil Marc, Inc., a Utah corporation, in exchange for the cancellation of 79 shares of GTPH’s Common Stock held by Mr. Campbell. In addition, Mr. Campbell assumed all debts, obligations and liabilities of GTPH, including any existing prior to the Merger, pursuant to the terms and conditions of the Spin-Off Agreement.

Upon closing of the Merger on February 5, 2016, the Company changed its business plan to that of Jerrick.

Effective February 28, 2016, GTPH entered into an Agreement and Plan of Merger (the “Statutory Merger Agreement”) with Jerrick, pursuant to which GTPH became the parent company of Jerrick Ventures, LLC, a wholly-owned operating subsidiary of Jerrick (the “Statutory Merger”) and GTPH changed its name to Jerrick Media Holdings, Inc. to better reflect its new business strategy.

On June 26, 2017, the Company filed to form Abacus Pty Ltd, an Australian-based entity, as a wholly-owned subsidiary of the Company.

On September 9, 2020, the Company filed a certificate of amendment with the Secretary of State of the State of Nevada to change its name to “Creatd, Inc.”, which became effective on September 10, 2020.

On September 16, 2021, the Company filed a Certificate of Incorporation with the State of Delaware to form OG Gallery, Inc, a wholly owned subsidiary of the Company.

On April 24, 2022, the Company filed a certificate of amendment with the Secretary of State of the State of Delaware to change the name of OG Gallery, Inc. to “OG Collection, Inc.”

On December 13, 2022, an investor entered into a Subscription Agreement whereby it purchased from OG Collection, Inc., a subsidiary of the Company (“OG”), 150,000 shares of common stock of OG for a purchase price of $750,000, and, in connection therewith OG, the Company, and the Investor entered into a Shareholder Agreement.

On January 11, 2023, the Company filed a membership agreement to form CEOBLOC, LLC a wholly owned subsidiary of the Company.

On February 1, 2023, an investor entered into a Subscription Agreement whereby it purchased from OG Collection, Inc., (a subsidiary, “OG”), 50,000 shares of common stock of OG for a purchase price of $250,000, and, in connection therewith OG, the Company, and the Investor entered into a Shareholder Agreement.

On July 31, 2023, the Company filed a Certificate of Incorporation with the state of Nevada to form Vocal, Inc., a wholly owned subsidiary. Vocal’s assets, which had been developed directly under the Company since 2016, were reorganized into this new entity. This restructuring marked a significant step in the growth and evolution of Vocal, which began as part of the Company’s business strategy to create a digital publishing platform supporting creators.

On July 17, 2024, Creatd entered into a strategic securities swap agreement with Hollywall Entertainment, Inc. Under this agreement, Creatd issued 16,578 shares of its common stock (CRTD) to Hollywall, while Hollywall issued 726,769 shares of its common stock (HWAL) to Creatd. This swap represents a minimum of 0.5% equity in each company, with the agreement forming part of a broader commitment towards potential expanded collaboration, subject to further due diligence.

On July 26, 2024, Creatd acquired 100% of the membership interests in S96 NYC, LLC (Studio 96 Publishing) from Ayelet Abitbul, an employee of the Company. The terms of the acquisition involved Creatd issuing 35,000 shares of common stock at a cost basis of $1.20 per share and 65,000 warrants with an exercise price of $1.20.

On August 1, 2024, Vocal, Inc. granted 48.61% of its membership interests, in the form of shares of Preferred Stock to officers, board members, employees, and consultants (“Key Drivers”) involved with operations of Vocal.

On August 1, 2024, OG Collection, Inc. granted 46% of its membership interests, in the form of shares of Preferred Stock to Key Drivers involved with operations of OG Collection.

On August 9, 2024, the OG Collection, Inc. amended its Articles of Incorporation, increasing its authorized shares from 2,000,000, all of which was Common Stock, to 1,050,000,000, of which 1,000,000,000 shares became Common Stock and 50,000,000 shares became Preferred Stock.

On August 9, 2024, Vocal, Inc. granted an additional 3.01% of its membership interests, in the form of shares of Preferred Stock, to Key Drivers involved with operations of Vocal.

On August 12, 2024, OG Collection, Inc. granted an additional 1.5% of its membership interests, in the form of shares of Preferred Stock to Key Drivers involved with operations of OG Collection.

On August 20, 2024, the Company acquired 0.5% of equity in Geopulse Explorations, Inc. a holding company focused on owning and developing technologies in the cannabis industry. As consideration for this acquisition, Geopulse Explorations received 21,675 shares of the Company’s common stock.

On October 21, 2024, Vocal, Inc. granted an additional 8.26% of its membership interests, in the form of shares of Preferred Stock, to Key Drivers involved with operations of Vocal.

On November 11, 2024, the Company acquired 5% of equity in THEPOWERHOUSE, LLC, the parent company of thehouseofarts.com and several influential ventures spanning art, fashion, and design. As consideration for this acquisition, THEPOWERHOUSE, LLC received 333,333 shares of the Company’s common stock.

On November 26, 2024, the Company acquired 1% of equity in Enzylotics, Inc. a biotechnology company focused on developing in the pharmaceutical industry. As consideration for this acquisition, Enzylotics received 39,824 shares of the Company’s common stock. On May 6, 2025, the Company and Enzylotics, Inc. agreed to rescind this agreement. The 39,824 shares of Creatd Common stock were cancelled, as were the Company’s shares of Enzylotics, Inc.

On November 27, 2024, the Company rescinded 1.5% of its membership interests in OG Collection, Inc. and 1.70% of its membership interests in Vocal, Inc. previously issued to a board member after their resignation.

On February 27, 2025, the Company completed the acquisition of Flewber Global, Inc. (“Flewber”), a private on-demand aviation company, in an all-equity transaction. Upon closing, Flewber was renamed Flyte, Inc. and became a wholly owned subsidiary of the Company. Flewber Global, Inc. had three subsidiaries included in the acquisition: (i) Flewber, Inc.; (ii) Ponderosa Air LLC, which holds the Company’s FAA Part 135 Operating Certificate; and (iii) Vision FGAR 1 LLC, which was dissolved after the acquisition but prior to June 30, 2025. The total purchase price, measured as the fair value of the consideration transferred, was approximately $14.4 million and consisted of shares of the Company’s common stock, Series G Preferred Stock, warrants, and forgiveness of an intercompany note. The acquisition was accounted for as a business combination under ASC 805, Business Combinations, and the results of Flyte, Inc.’s operations have been included in the Company’s consolidated financial statements from the date of acquisition. Additional information about the transaction, including the purchase price allocation, is provided in Note 10 – Acquisitions.

On May 6, 2025, the Company acquired 1% of equity in MineralRite Corporation in the form of 17,000,000 shares of its common stock. As consideration for this acquisition, MineralRite Corporation received 90,000 shares of the Company’s common stock.

On June 23, 2025, an investor entered into a Securities Purchase Agreement whereby it purchased from the Company 10% ownership interest in the entity Flewber, Inc. for a purchase price of $100,000. Proceeds were allocated to operating and marketing expenses of Flewber, Inc., which the Company plans to make the operating entity for the Hops side of Flewber’s operations. The agreement includes customary investor protections such as down-round anti-dilution rights, a right of first refusal on future financings for 12 months, reinvestment rights, and participation in a potential spin-off of Flyte Luxe. Additionally, the investor received flight credits as non-cash consideration.

Note 1 – Organization and Operations

Creatd, Inc., formerly Jerrick Media Holdings, Inc. ( the “Company,” or “Creatd”), is a technology company focused on providing economic opportunities for creators, which it accomplishes through its four main business pillars: Creatd Labs, Creatd Partners, Creatd Ventures, and Creatd Studios. Creatd’s flagship product, Vocal, delivers a robust long-form, digital publishing platform organized into highly engaged niche-communities capable of hosting all forms of rich media content. Through Creatd’s proprietary algorithm dynamics, Vocal enhances the visibility of content and maximizes viewership, providing advertisers access to target markets that most closely match their interests.

The Company was originally incorporated under the laws of the State of Nevada on December 30, 1999, under the name LILM, Inc. The Company changed its name on December 3, 2013, to Great Plains Holdings, Inc. (“GTPH”) as part of its plan to diversify its business.

On February 5, 2016 (the “Closing Date”), GTPH, GPH Merger Sub, Inc., a Nevada corporation and wholly-owned subsidiary of GTPH (“Merger Sub”), and Jerrick Ventures, Inc., a privately-held Nevada corporation headquartered in New Jersey (“Jerrick”), entered into an Agreement and Plan of Merger (the “Merger”) pursuant to which the Merger Sub was merged with and into Jerrick, with Jerrick surviving as a wholly-owned subsidiary of GTPH (the “Merger”). GTPH acquired, pursuant to the Merger, all of the outstanding capital stock of Jerrick in exchange for issuing Jerrick’s shareholders (the “Jerrick Shareholders”), pro-rata, a total of 950 shares of GTPH’s common stock. In connection therewith, GTPH acquired 33,415 shares of Jerrick’s Series A Convertible Preferred Stock (the “Jerrick Series A Preferred”) and 8,064 shares of Series B Convertible Preferred Stock (the “Jerrick Series B Preferred”).

In connection with the Merger, on the Closing Date, GTPH and Kent Campbell entered into a Spin-Off Agreement (the “Spin-Off Agreement”), pursuant to which Mr. Campbell purchased from GTPH (i) all of GTPH’s interest in Ashland Holdings, LLC, a Florida limited liability company, and (ii) all of GTPH’s interest in Lil Marc, Inc., a Utah corporation, in exchange for the cancellation of 79 shares of GTPH’s Common Stock held by Mr. Campbell. In addition, Mr. Campbell assumed all debts, obligations and liabilities of GTPH, including any existing prior to the Merger, pursuant to the terms and conditions of the Spin-Off Agreement.

Upon closing of the Merger on February 5, 2016, the Company changed its business plan to that of Jerrick.

Effective February 28, 2016, GTPH entered into an Agreement and Plan of Merger (the “Statutory Merger Agreement”) with Jerrick, pursuant to which GTPH became the parent company of Jerrick Ventures, LLC, a wholly-owned operating subsidiary of Jerrick (the “Statutory Merger”) and GTPH changed its name to Jerrick Media Holdings, Inc. to better reflect its new business strategy.

On June 26, 2017, the Company filed to form Abacus Pty Ltd, an Australian-based entity, as a wholly-owned subsidiary of the Company.

On September 11, 2019, the Company acquired 100% of the membership interests of Seller’s Choice, LLC, a New Jersey limited liability company (“Seller’s Choice”), a digital e-commerce agency.

On September 9, 2020, the Company filed a certificate of amendment with the Secretary of State of the State of Nevada to change its name to “Creatd, Inc.”, which became effective on September 10, 2020.

On June 4, 2021, the Company acquired 89% of the membership interests of Plant Camp, LLC, a Delaware limited liability company (“Plant Camp”), which the Company subsequently rebranded as Camp. Camp is a direct-to-consumer (DTC) food brand which creates healthy upgrades to classic comfort food favorites.

On July 20, 2021, the Company acquired 44% of the membership interests of WHE Agency, Inc (“WHE”). WHE is a talent management and public relations agency based in New York. WHE has been consolidated due to the Company’s ownership of 55% voting control.

Between October 21, 2020, and August 16, 2021, the Company acquired 21% of the membership interests of Dune, Inc. Dune, Inc. is a direct-to-consumer brand focused on promoting wellness through its range of health-oriented beverages.

On September 16, 2021, the Company filed a Certificate of Incorporation with the State of Delaware to form OG Gallery, Inc, a wholly owned subsidiary of the Company.

On October 3, 2021, the Company acquired an additional 29% of the membership interests of Dune, Inc., bringing its total membership interests to 50%. Dune, Inc., has been consolidated due to the Company’s ownership of 50% voting control.

On March 7, 2022, the Company acquired 100% of the membership interests of Denver Bodega, LLC, d/b/a Basis, a Colorado limited liability company (“Basis”). Basis is a direct-to-consumer functional beverage brand that makes high-electrolyte mixes meant to aid hydration. Denver Bodega, LLC has been consolidated due to the Company’s ownership of 100% voting control, and the results of operations have been included since the date of acquisition in the consolidated statements of operations and comprehensive loss.

On April 24, 2022, the Company filed a certificate of amendment with the Secretary of State of the State of Delaware to change the name of OG Gallery, Inc. to “OG Collection, Inc.”

On August 1, 2022, the Company acquired 51% of the membership interests of Orbit Media LLC (“Orbit”), a New York limited liability company. Orbit is an app-based stock trading platform designed to empower a new generation of investors. Orbit has been consolidated due to the Company’s ownership of 51% voting control, and the results of operations have been included since the date of acquisition in the consolidated statements of operations and comprehensive loss.

On September 13, 2022, the Company acquired 100% of the membership interests of Brave Foods, LLC (“Brave”), a Maine limited liability company. Brave is a plant-based food company that provides convenient and healthy breakfast food products. Brave has been consolidated due to the Company’s ownership of 100% voting control, and the results of operations have been included since the date of acquisition in the consolidated statements of operations and comprehensive loss.

On December 13, 2022, an investor entered into a Subscription Agreement whereby it purchased from OG Collection, Inc., a subsidiary of the Company (“OG”), 150,000 shares of common stock of OG for a purchase price of $750,000, and, in connection therewith OG, the Company, and the Investor entered into a Shareholder Agreement.

On January 9, 2023, the Company acquired an additional 51% of the equity interest in WHE Agency, Inc. bringing its total ownership to 95%.

On January 11, 2023, the Company filed a membership agreement to form CEOBLOC, LLC a wholly owned subsidiary of the Company.

On January 25, 2023, the Company acquired an additional 24.3% equity interest in Dune, Inc. bringing its total ownership to 75%.

On February 1, 2023, an investor entered into a Subscription Agreement whereby it purchased from OG Collection, Inc., (a subsidiary, “OG”), 50,000 shares of common stock of OG for a purchase price of $250,000, and, in connection therewith OG, the Company, and the Investor entered into a Shareholder Agreement.

On February 3, 2023, the Company acquired an additional 5% of the membership interests of Orbit Media, LLC., bringing its total membership interests to 56%.

On February 7, 2023, the Company acquired an additional 11% equity interest in Dune, Inc. bringing its total ownership to 85%.

On May 30, 2023, the Company acquired an additional 11% equity interest in Dune, Inc. bringing its total ownership to 96%.

On June 30, 2023, the Company acquired an additional 10% of the membership interests of Plant Camp, LLC, bringing its total ownership to 100%.

On July 28, 2023, the Company acquired an additional 17.5% of the membership interests of Orbit Media, LLC, bringing its total membership interests to 74%.

On July 31, 2023, the Company filed a Certificate of Incorporation with the state of Nevada to form Vocal, Inc., a wholly owned subsidiary. Vocal’s assets, which had been developed directly under the Company since 2016, were reorganized into this new entity. This restructuring marked a significant step in the growth and evolution of Vocal, which began as part of the Company’s business strategy to create a digital publishing platform supporting creators.

On October 8, 2023, the Company entered into an Assignment and Assumption Agreement whereby Omega Eats, LLC was assigned 92.5% of the assets owned by Creatd Ventures, LLC pertaining to the operations of Brave and Denver Bodega DBA Basis in exchange for $1 in cash consideration at closing and the assumption of $214,295 in liabilities related to the operations of these products.

On December 6, 2023, the Company spun-out Orbit Media, LLC, retaining a 17.5% membership interest and returning the remaining membership interest to the founders. As of December 6, 2023, Orbit is no longer consolidated due to the Company’s ownership of less than 50% voting control and membership interests.

On July 17, 2024, Creatd entered into a strategic securities swap agreement with Hollywall Entertainment, Inc. Under this agreement, Creatd issued 16,578 shares of its common stock (CRTD) to Hollywall, while Hollywall issued 726,769 shares of its common stock (HWAL) to Creatd. This swap represents a minimum of 0.5% equity in each company, with the agreement forming part of a broader commitment towards potential expanded collaboration, subject to further due diligence.

On July 26, 2024, Creatd acquired 100% of the membership interests in S96 NYC, LLC (Studio 96 Publishing) from Ayelet Abitbul, an employee of the Company. The terms of the acquisition involved Creatd issuing 35,000 shares of common stock at a cost basis of $1.20 per share and 65,000 warrants with an exercise price of $1.20.

On August 1, 2024, Vocal, Inc. granted 48.61% of its membership interests, in the form of shares of Preferred Stock to officers, board members, employees, and consultants (“Key Drivers”) involved with operations of Vocal.

On August 1, 2024, OG Collection, Inc. granted 46% of its membership interests, in the form of shares of Preferred Stock to Key Drivers involved with operations of OG Collection.

On August 9, 2024, the OG Collection, Inc. amended its Articles of Incorporation, increasing its authorized shares from 2,000,000, all of which was Common Stock, to 1,050,000,000, of which 1,000,000,000 shares became Common Stock and 50,000,000 shares became Preferred Stock.

On August 9, 2024, Vocal, Inc. granted an additional 3.01% of its membership interests, in the form of shares of Preferred Stock, to Key Drivers involved with operations of Vocal.

On August 12, 2024, OG Collection, Inc. granted an additional 1.5% of its membership interests, in the form of shares of Preferred Stock to Key Drivers involved with operations of OG Collection.

On August 20, 2024, the Company acquired 0.5% of equity in Geopulse Explorations, Inc. a holding company focused on owning and developing technologies in the cannabis industry. As consideration for this acquisition, Geopulse Explorations received 21,675 shares of the Company’s common stock.

On October 21, 2024, Vocal, Inc. granted an additional 8.26% of its membership interests, in the form of shares of Preferred Stock, to Key Drivers involved with operations of Vocal.

On November 11, 2024, the Company acquired 5% of equity in THEPOWERHOUSE, LLC, the parent company of thehouseofarts.com and several influential ventures spanning art, fashion, and design. As consideration for this acquisition, THEPOWERHOUSE, LLC received 333,333 shares of the Company’s common stock.

On November 26, 2024, the Company acquired 1% of equity in Enzylotics, Inc. a biotechnology company focused on developing in the pharmaceutical industry. As consideration for this acquisition, Enzylotics received 39,824 shares of the Company’s common stock.

On November 27, 2024, the Company rescinded 1.5% of its membership interests in OG Collection, Inc. and 1.70% of its membership interests in Vocal, Inc. previously issued to a board member after their resignation.